Equity, Share Capital Reserve (Details) - AUD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital [Abstract]
Beginning balance	$ 62,829
Issue of convertible bonds	97,900
Transaction costs arising on convertible bonds issue	(2,245)
Ending balance	$ (25,745)	$ 62,829
Share Capital Reserve [Member]
Share capital [Abstract]
Beginning balance (in shares)	0	0	0
Beginning balance	$ (62,829)	$ (26,909)	$ 0
Treasury shares acquired (in shares)	525	3,877	4,054
Treasury share acquired	$ (7,081)	$ (35,920)	$ (26,909)
Issue of convertible bonds (in shares)	0	0	0
Issue of convertible bonds	$ 97,900	$ 0	$ 0
Transaction costs arising on convertible bonds issue (in shares)	0	0	0
Transaction costs arising on convertible bonds issue	$ (2,245)	$ 0	$ 0
Shares allocated to employees (in shares)	(525)	(3,877)	(4,054)
Shares allocated to employees	$ 0	$ 0	$ 0
Ending balance (in shares)	0	0	0
Ending balance	$ 25,745	$ (62,829)	$ (26,909)